Income Taxes - Schedule of Components of Deferred Income Tax Assets and Liabilities (Details)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Mar. 31, 2017 CNY (¥)
Deferred income tax assets:
Tax loss carry forwards	¥ 28,153,853		¥ 14,082,622
Impairment loss of long-term investments	10,148,827		4,132,700
Lease liability	8,264,034
Impairment loss of intangible assets and other non-current assets	2,233,110
Provision for other receivables	1,396,914
Accrued expenses and other payables	4,213,877		2,946,135
Property and equipment, net	702,523		551,634
Donation	2,768,750		250,000
Total gross deferred income tax assets	57,881,888		21,963,091
Less: valuation allowance	(44,713,570)		(21,275,591)	¥ (35,845,674)	¥ (26,584,197)
Total deferred income tax assets, net	13,168,318		687,500
Deferred income tax liabilities:
Intangible assets	32,657,242
Right-of-use assets	10,196,572
Deferred revenues	7,091,422
Change in fair value of long-term investment			687,500
Total gross deferred income tax liabilities	49,945,236		¥ 687,500
Deferred income tax assets	11,464,891	$ 1,646,829
Deferred income tax liabilities	¥ 48,241,809	$ 6,929,502